Stock-Based Compensation Plans (Weighted-Average Assumptions used to Determine Fair Value of Stock Acquisition Rights Granted) (Detail)		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Risk-free interest rate		1.37%	1.14%	1.10%
Expected lives		5 years 11 months 23 days	6 years 6 months 18 days	6 years 9 months 29 days
Expected volatility	[1]	32.52%	38.49%	40.00%
Expected dividends		0.35%	0.40%	0.66%

[1]	Expected volatility was based on the historical volatilities of Sony Corporation's common stock over the expected life of the stock acquisition rights.